6. Accounts receivable, net (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable	$ 4,082	$ 3,089
Current
Accounts receivable	2,113	1,698
30 - 59 days past due
Accounts receivable	598	440
60 - 89 days past due
Accounts receivable	59	302
Greater than 90 days past due
Accounts receivable	$ 1,312	$ 649